Equity (Details) - Schedule of Stock-Based Awards Outstanding - $ / shares		12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
$10.7 - $0.01 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	39,083
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 10 months 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	36,083
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	6 years 2 months 12 days
$61.4 - $40.0 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	55,375
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 4 months 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	37,683
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	6 years 3 months 18 days
$76.7 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 76.7
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	19,425
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	14,569
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	1 year
USD 100 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 100
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	6,200	6,200
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4 years	4 years 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	6,200	6,200
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	4 years	4 years 6 months
$123.5; $185.3; $247.1 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	30,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	7 years 8 months 12 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	20,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	7 years 8 months 12 days
$0.01 - $247.1 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	150,083
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years 9 months 18 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	114,535
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	5 years 8 months 12 days
Maximum [Member] | $10.7 - $0.01 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 10.7
Maximum [Member] | $61.4 - $40.0 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	61.4
Maximum [Member] | $123.5; $185.3; $247.1 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	247.1
Maximum [Member] | $0.01 - $247.1 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	247.1
Minimum [Member] | $10.7 - $0.01 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	0.01
Minimum [Member] | $61.4 - $40.0 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	40
Minimum [Member] | $123.5; $185.3; $247.1 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	123.5
Minimum [Member] | $0.01 - $247.1 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	0.01
Median [Member] | $123.5; $185.3; $247.1 [Member]
Equity (Details) - Schedule of Stock-Based Awards Outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 185.3